                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: October 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended October 31, 2006

Total Return for the 12 Months Ended October 31, 2006

Class A	Class B	Class C	Class D	Lehman Brothers Intermediate U.S. Government/ Credit Index[1]	Lipper Multi-Sector Income Funds Index[2]
7.16%	6.51%	6.52%	7.40%	4.67%	7.70%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the 12-month review period, several events shaped fixed-income market trends. Even though energy prices rose sharply in 2005, this failed to interrupt the positive economic momentum. In fact, real gross domestic product (GDP) growth averaged near 4 percent throughout 2005.

The first months of 2006 provided few surprises in the bond market. To virtually no one’s surprise, the Federal Open Market Committee (the ‘‘Fed’’) continued to raise the target federal funds rate by 25 basis points at each of its meetings during the first half of the year, bringing the rate to 5.25 percent at the end of June.

Also as expected, comments made by Fed members after their May and June meetings indicated that they will rely heavily on economic data in making future decisions concerning the direction of interest rates. In fact, based on these comments it appears that the Fed will be driven by the weight of the economic data more so now than perhaps at anytime over the past few years.

In the last months of the period, in response to the expectation of a pause in the Fed’s tightening campaign, the U.S. bond market enjoyed the best run of positive returns since the Fed began its tightening cycle in 2004. In fact, despite negative returns in the first half of 2006, all fixed income asset classes ended October with positive year-to-date returns.

The credit sector had trouble keeping pace with other fixed income sectors due to concerns over inflation and increased risk in the corporate market. In terms of investment grade issues, the financial sector outpaced both utilities and industrials, and industrials posted the highest return within the below investment grade sector.

Performance Analysis

Morgan Stanley Flexible Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index and underperformed the Lipper Multi-Sector Income Funds Index for the 12 months ended October 31, 2006, assuming no deduction of applicable sales charges.

During the period, we kept the Fund’s overall duration* well below that of the Lehman Brothers Intermediate U.S. Government/Credit Index. This posture was beneficial as interest rates rose across the market, but detracted from relative performance during periods of sharp yield increases that occurred in the last quarter.

An underweight to the agency sector detracted slightly from relative performance as this sector posted solid returns. While a focus on higher coupon mortgages benefited performance in the first half of the period (when rates rose sharply), the position detracted from relative performance in the last months, as these mortgages experienced faster-than-expected prepayments in response to a decline in interest rates.

Within the credit section, we continued to employ a defensive strategy with a focus on higher-quality securities, which benefited relative performance. Additionally, good security selection, particularly in the paper and forest products, financial, and automotive sectors, contributed positively to performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.

PORTFOLIO COMPOSITION**
U.S. Corporate Bonds	33.7%
U.S. Government Agencies, Obligations & CMOs	29.4
Foreign Government and Corporate Bonds	23.3
Short-Term Investments	13.4
Other Securities	0.2

LONG-TERM CREDIT ANALYSIS
AAA	35.3%
AA	1.8
A	2.6
BBB	11.8
BB	21.7
B	25.0
NR	1.8

Data as of October 31, 2006. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

**	Does not include open long futures contracts with an underlying face amount of 22,756,563 and unrealized appreciation of 437,118 and open short futures contracts with an underlying face amount of 96,047,036 and unrealized depreciation of 293,034.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures
and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class B

Average Annual Total Returns — Period Ended October 31, 2006

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	7.16%	[3]	6.51%	[3]	6.52%	[3]	7.40%	[3]
	2.61	[4]	1.56	[4]	5.53	[4]	—
5 Years	7.46	[3]	6.80	[3]	6.81	[3]	7.69	[3]
	6.53	[4]	6.49	[4]	6.81	[4]	—
10 Years	—		2.65	[3]	—		—
	—		2.65	[4]	—		—
Since Inception	3.10	[3]	4.06	[3]	2.46	[3]	3.33	[3]
	2.62	[4]	4.06	[4]	2.46	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on October 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/06 – 10/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	05/01/06	10/31/06	05/01/06 – 10/31/06
Class A
Actual (4.14% return)	$1,000.00	$1,041.40	$5.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.04
Class B
Actual (3.82% return)	$1,000.00	$1,038.20	$8.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.19	$8.08
Class C
Actual (3.83% return)	$1,000.00	$1,038.30	$8.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.19	$8.08
Class D
Actual (4.09% return)	$1,000.00	$1,040.90	$3.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.48	$3.77

*	Expenses are equal to the Fund’s annualized expense ratios of 0.99%, 1.59%, 1.59% and 0.74% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Government & Corporate Bonds (95.7%)
	Foreign (25.9%)
	Argentina (0.8%)
	Government Obligations
ARS 7,359	Republic of Argentina	0.00	***%	12/15/35	$233,650
$261	Republic of Argentina (i)	0.00	***	12/15/35	29,107
ARS 3,040	Republic of Argentina ++++	5.83		12/31/33	1,260,080
$98	Republic of Argentina (d) (i) ++++	8.28		12/31/33	98,360
800	Republic of Argentina (c)	13.969		04/10/49	348,000
	Total Argentina				1,969,197
	Australia (0.3%)
	Beverages: Alcoholic (0.1%)
395	FBG Finance Ltd. – 144A*(k)	5.125		06/15/15	376,757
	Other Metals/Minerals (0.0%)
495	Murrin Holdings Property Ltd. (c) (i)	9.375		08/31/07	0
	Property – Casualty Insurers (0.2%)
430	Mantis Reef Ltd. – 144A*	4.692		11/14/08	422,894
	Total Australia				799,651
	Bermuda (0.2%)
	Cable/Satellite TV
400	Intelsat Sub holdings Co. Ltd.	10.484	***	01/15/12	407,500
	Brazil (2.6%)
	Government Obligations (2.5%)
460	Citigroup, Inc. – 144A* +++	6.00		05/18/09	478,573
850	Federal Republic of Brazil	8.00		01/15/18	941,800
1,190	Federal Republic of Brazil	8.875		10/14/19	1,441,685
230	Federal Republic of Brazil	8.875		04/15/24	281,405
360	Federal Republic of Brazil	10.50		07/14/14	456,120
680	Federal Republic of Brazil	11.00		08/17/40	896,410
1,110	Federal Republic of Brazil	14.50		10/15/09	1,393,050
					5,889,043
	Major Banks (0.1%)
BRL 500	Banco ABN AMRO Real – 144A*	15.861		12/13/07	238,872
	Total Brazil				6,127,915

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Canada (3.6%)
	Aluminum (0.3%)
$815	Novelis, Inc. – 144A*(k)	8.25%	02/15/15	782,400
	Commercial Printing/Forms (0.6%)
1,525	Quebecor World Capital Corp. – 144A*(k)	8.75	03/15/16	$1,467,812
	Media Conglomerates (0.4%)
934	Canwest Media Inc.	8.00	09/15/12	949,593
	Oil & Gas Pipelines (0.8%)
1,925	Kinder Morgan Finance Co.	5.70	01/05/16	1,786,616
	Other Metals/Minerals (0.2%)
425	Brascan Corp.	7.125	06/15/12	456,189
	Other Transportation (0.4%)
970	CHC Helicopter Corp.	7.375	05/01/14	931,200
	Pulp & Paper (0.9%)
830	Abitibi-Consolidated Inc. (k)	8.85	08/01/30	692,012
1,605	Bowater Canada Finance (k)	7.95	11/15/11	1,540,800
				2,232,812
	Total Canada			8,606,622
	Colombia (0.6%)
	Government Obligations
410	Republic of Columbia	7.375	09/18/37	424,965
290	Republic of Columbia	8.125	05/21/24	327,845
230	Republic of Columbia	8.25	12/22/14	259,210
267	Republic of Columbia	9.75	04/09/11	293,118
160	Republic of Columbia	11.75	02/25/20	229,200
	Total Colombia			1,534,338
	Denmark (0.4%)
	Finance/Rental/Leasing (0.0%)
DKK346	Realkredit Denmark	6.00	10/01/29	61,930
0.2	Unikredit Realkredit	5.00	07/01/29	36
				61,966
	Telecommunications (0.4%)
EUR400	TDC AS	6.50	04/19/12	533,385
$ 460	Nordic Tel Company – 144A*	8.875	05/01/16	484,150

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
					1,017,535
	Total Denmark				1,079,501
	Ecuador (0.2%)
	Government Obligations
$490	Republic of Ecuador – 144A*	10.00	***%	08/15/30	$491,715
100	Republic of Ecuador – 144A*	9.375		12/15/15	107,250
	Total Ecuador				598,965
	France (0.1%)
	Oilfield Services/Equipment
125	CIE Generale de Geophysique S.A.	7.50		05/15/15	124,062
	Indonesia (0.7%)
	Pulp & Paper
1,648	Tjiwi Kimia Finance BV – 144A*	0.00	***	04/29/27	255,386
557	Tjiwi Kimia Finance BV – 144A*	6.00	***	04/29/15	437,263
1,334	Tjiwi Kimia Finance BV – 144A*	6.00	***	04/29/18	740,395
178	Tjiwi Kimia International	6.00	***	04/29/15	139,488
	Total Indonesia				1,572,532
	Israel (0.3%)
	Electrical Products
809	Ormat Funding Corp.	8.25		12/30/20	832,068
	Ivory Coast (0.1%)
	Government Obligations
560	Ivory Coast (c )	2.50		03/29/18	131,600
	Japan (1.7%)
	Government Obligations
JPY 285,000	Japan (Government of)	0.50		03/20/07	2,438,633
214,500	Japan (Government of)	0.80		03/20/13	1,771,376
	Total Japan				4,210,009
	Luxembourg (1.2%)
	Government Obligations (0.3%)
$ 480	Russian Agricultural Bank – 144A*(k)	7.175		05/16/13	507,000
100	Russian Agricultural Bank	7.175		05/16/13	105,552
					612,552

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Telecommunications (0.2%)
$575	Telecom Italia Capital SA	4.00%		01/15/10	$548,073
	Wireless Telecommunications (0.7%)
1,600	Wind Acquisition Finance SA – 144A*(k)	10.75		12/01/15	1,786,000
	Total Luxembourg				2,946,625

	Mexico (4.7%)
	Government Obligations (2.6%)
150	United Mexican States Corp.	7.50		01/14/12	165,150
MXN 11,010	United Mexican States Corp. – 144A*	8.00		12/17/15	1,024,527
$198	United Mexican States Corp.	8.125		12/30/19	241,065
730	United Mexican States Corp.	8.375		01/14/11	818,695
MXN 34,114	United Mexican States Corp.	10.00		12/05/24	3,728,191
$235	United Mexican States Corp.	11.50		05/15/26	377,762
					6,355,390
	Oil & Gas Production (1.9%)
1,100	Pemex Project Funding Master Trust	9.125		10/13/10	1,234,750
1,450	Pemex Project Funding Master Trust	9.50		09/15/27	1,921,250
870	Pemex Project Funding Master Trust – 144A*	6.69	***	06/15/10	895,230
410	Pemex Project Funding Master Trust	8.625		12/01/23	498,150
					4,549,380
	Telecommunications (0.2%)
335	Axtel SA	11.00		12/15/13	375,200
	Total Mexico				11,279,970

	Nigeria (0.2%)
	Government Obligations
462	Citibank NA – 144A*+++	15.00		01/30/09	513,880
	Peru (0.6%)
	Government Obligations
310	Republic of Peru	8.375		05/03/16	364,250
480	Republic of Peru	8.75		11/21/33	610,800
325	Republic of Peru	9.875		02/06/15	409,500
	Total Peru				1,384,550

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Philippines (2.6%)
	Government Obligations
$2,140	Republic of Philippines	8.875%	03/17/15	$2,495,775
450	Republic of Philippines	9.00	02/15/13	515,250
2,042	Republic of Philippines	9.50	02/02/30	2,641,838
440	Republic of Philippines	10.625	03/16/25	614,350
	Total Philippines			6,267,213
	Russia (2.4%)
	Government Obligations (2.0%)
1,375	Federal Republic of Russia	5.00	03/31/30	1,543,437
657	Federal Republic of Russia	8.25	03/31/10	690,423
1,091	Federal Republic of Russia	11.00	07/24/18	1,573,767
600	Federal Republic of Russia	12.75	06/24/28	1,081,860
				4,889,487
	Oil & Gas Pipelines (0.4%)
810	Gaz Capital	8.625	04/28/34	1,028,214
	Total Russia			5,917,701
	South Africa (0.1%)
	Government Obligations
ZAR 1,790	Republic of South Africa	13.50	09/15/15	325,286
	Turkey (0.8%)
	Government Obligations
$ 270	Citigroup, Inc – 144A* +++	0.00	06/28/07	261,509
545	JP Morgan Chase – 144A* +++	0.00	06/27/07	446,464
560	JP Morgan Chase – 144A* +++	0.00	06/27/07	548,520
500	Republic of Turkey	11.50	01/23/12	609,650
	Total Turkey			1,866,143
	United Kingdom (0.2%)
	Cable/Satellite TV
210	NTL Cable PLC	8.75	04/15/14	221,813
115	NTL Cable PLC (k)	9.125	08/15/16	121,469
	Total United Kingdom			343,282

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Venezuela (1.3%)
	Government Obligations
$310	Republic of Venezuela	8.50%		10/08/14	$345,185
892	Republic of Venezuela	9.375		01/13/34	1,118,568
1,350	Republic of Venezuela	10.75		09/19/13	1,660,500
	Total Venezuela				3,124,253
	Total Foreign (Cost $57,706,906)				61,962,863
	United States (69.8%)
	Corporate Bonds (37.3%)
	Advertising/Marketing Services (0.3%)
455	Interpublic Group of Companies, Inc. (The)	5.40		11/15/09	434,525
385	Interpublic Group of Companies, Inc. (The)	7.25		08/15/11	375,856
					810,381
	Aerospace & Defense (0.5%)
825	K&F Acquisition Inc.	7.75		11/15/14	839,437
375	Northrop Grumman Corp.	4.079		11/16/06	374,810
					1,214,247
	Air Freight/Couriers (0.1%)
185	FedEx Corp.	7.25		02/15/11	198,678
	Airlines (0.0%)
95	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	95,045
	Apparel/Footwear (0.6%)
1,115	Levi Strauss & Co.	10.121	***	04/01/12	1,155,419
335	Oxford Industries, Inc.	8.875		06/01/11	345,469
					1,500,888
	Auto Parts: O.E.M. (0.7%)
1,665	ArvinMeritor, Inc. (k)	8.75		03/01/12	1,644,187
	Building Products (0.4%)
175	Interface Inc.	7.30		04/01/08	177,187
790	Interface Inc.	9.50		02/01/14	823,575
					1,000,762

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Cable/Satellite TV (1.1%)
$850	Cablevision Systems Corp. (Series B)	9.87	***%	04/01/09	$894,625
536	CCH I LLC/CCH I CAP CO (k)	11.00		10/01/15	519,250
625	EchoStar DBS Corp.	6.375		10/01/11	620,312
600	Echostar DBS Corp.	6.625		10/01/14	580,500
					2,614,687
	Casino/Gaming (2.6%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (i)	13.50		03/01/10	0
1,082	Harrahs Operating Co., Inc.	6.50		06/01/16	953,971
905	Isle of Capri Casinos	7.00		03/01/14	873,325
2,205	Las Vegas Sands Corp. (k)	6.375		02/15/15	2,083,725
1,630	MGM Mirage Inc.	6.00		10/01/09	1,617,775
3,904	Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (i)	13.00	†	12/15/07	0
250	Station Casinos, Inc.	6.00		04/01/12	239,687
675	Station Casinos, Inc.	6.875		03/01/16	622,687
					6,391,170
	Chemicals: Major Diversified (0.8%)
651	Huntsman ICI Chemicals	10.125		07/01/09	664,020
145	ICI Wilmington Inc.	4.375		12/01/08	141,935
1,170	Westlake Chemical Corp.	6.625		01/15/16	1,126,125
					1,932,080
	Chemicals: Specialty (2.8%)
1,020	Equistar Chemical Funding	10.125		09/01/08	1,086,300
105	Equistar Chemical Funding	10.625		05/01/11	112,875
1,400	Innophos, Inc.	8.875	***	08/15/14	1,403,500
635	Innophos, Inc.	13.405	***†	02/15/15	666,339
715	Koppers Holdings, Inc.	9.875	††	11/15/14	546,975
161	Koppers Industry Inc.	9.875		10/15/13	174,685
781	Millennium America, Inc.	9.25		06/15/08	808,335
705	Nalco Co.	7.75		11/15/11	720,863
425	Nalco Co. (k)	8.875		11/15/13	449,438
600	Rockwood Specialties Group, Inc.	10.625		05/15/11	646,500
					6,615,810
	Coal (0.1%)
175	Foundation PA Coal Co.	7.25		08/01/14	174,562

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Containers/Packaging (2.4%)
$1,275	Berry Plastics Holding Corp. – 144A*(k)	8.875%		09/15/14	$1,294,125
500	Graham Packaging Company Inc. (k)	8.50		10/15/12	500,000
570	Graham Packaging Company Inc. (k)	9.875		10/15/14	574,275
650	Graphic Packaging International Corp.	9.50		08/15/13	671,125
2,825	Owens-Illinois, Inc. (k)	7.50		05/15/10	2,881,500
					5,921,025
	Data Processing Services (0.2%)
495	Sungard Data Systems, Inc.	9.125		08/15/13	516,037
	Department Stores (0.8%)
1,480	BON-TON Department Stores Inc. (k)	10.25		03/15/14	1,507,750
355	May Department Stores Co.	6.70		07/15/34	358,311
					1,866,061
	Electric Utilities (3.0%)
36	AES Corp. (The)	8.875		02/15/11	38,880
53	AES Corp. (The)	9.375		09/15/10	57,770
750	AES Corp. (The) – 144A*(k)	9.00		05/15/15	810,937
545	Arizona Public Service Co.	5.80		06/30/14	546,855
450	CC Funding Trust I	6.90		02/16/07	451,741
830	CMS Energy Corp. (k)	7.50		01/15/09	856,975
345	Consolidated Natural Gas Co. (Series A)	5.00		12/01/14	329,889
125	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	129,359
30	Detroit Edison Co. (The)	6.125		10/01/10	30,923
185	Entergy Gulf States, Inc.	3.60		06/01/08	179,781
355	Entergy Gulf States, Inc.	5.80	***	12/01/09	354,361
345	Entergy Gulf States, Inc. – 144A*	6.14	***	12/08/08	345,857
1,300	IPALCO Enterprises, Inc.	8.375		11/14/08	1,352,000
100	IPALCO Enterprises, Inc.	8.625		11/14/11	107,750
640	MSW Energy Holdings/Finance (k)	7.375		09/01/10	652,800
140	MSW Energy Holdings/Finance (Series B)	8.50		09/01/10	145,600
342	PSEG Energy Holdings Inc.	8.625		02/15/08	356,535
220	Texas Eastern Transmission, LP	7.00		07/15/32	248,772
195	Wisconsin Electric Power Co.	3.50		12/01/07	191,519
					7,188,304
	Environmental Services (0.1%)
185	Allied Waste North America, Inc.	8.50		12/01/08	195,637

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Finance/Rental/Leasing (0.8%)
$1,375	Ford Motor Credit Co.	7.25%		10/25/11	$1,301,794
740	Residential Capital Corp.	6.375		06/30/10	751,622
					2,053,416
	Financial Conglomerates (1.2%)
30	Chase Manhattan Corp.	7.00		11/15/09	31,452
2,747	General Motors Acceptance Corp.	6.875		09/15/11	2,768,682
					2,800,134
	Food Retail (0.1%)
230	CA FM Lease Trust – 144A*	8.50		07/15/17	249,138
	Food: Major Diversified (0.2%)
225	ConAgra Foods, Inc.	7.00		10/01/28	245,114
150	ConAgra Foods, Inc.	8.25		09/15/30	184,875
					429,989
	Food: Meat/Fish/Dairy (1.5%)
420	Michael Foods Inc. (Series B)	8.00		11/15/13	435,750
920	Pilgrim’s Pride Corp.	9.625		09/15/11	968,300
345	Pilgrim’s Pride Corp.	9.25		11/15/13	357,937
1,100	Smithfield Foods Inc.	7.00		08/01/11	1,115,125
715	Smithfield Foods Inc.	7.625		02/15/08	730,194
100	Smithfield Foods Inc. (Series B)	8.00		10/15/09	105,125
					3,712,431
	Gas Distributors (0.3%)
425	NiSource Finance Corp.	5.968	***	11/23/09	425,315
320	Sempra Energy	4.621		05/17/07	318,729
					744,044
	Home Building (k) (0.2%)
250	Tech Olympic USA, Inc.	10.375		07/01/12	225,625
195	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00		07/01/10	190,612
					416,237
	Home Furnishings (0.3%)
235	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	246,094
370	Tempur-Pedic Inc.	10.25		08/15/10	390,350
					636,444

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Hospital/Nursing Management (1.2%)
$1,655	Columbia/HCA Healthcare Corp. (k)	7.69%		06/15/25	$1,340,495
425	Community Health System Inc.	6.50		12/15/12	408,531
1,315	Tenet Healthcare Corp.	7.375		02/01/13	1,171,994
					2,921,020
	Hotels/Resorts/Cruiselines (0.1%)
380	Hyatt Equities LLC – 144A*	6.875		06/15/07	382,223
	Industrial Machinery (0.1%)
149	Goodman Global Holding Company, Inc. (Series B)	8.329	***	06/15/12	151,608
	Industrial Specialties (0.7%)
1,180	Johnsondiversy, Inc.	9.625		05/15/12	1,210,975
430	UCAR Finance, Inc.	10.25		02/15/12	454,188
					1,665,163
	Insurance Brokers/Services (0.5%)
195	Farmers Exchange Capital – 144A*	7.05		07/15/28	205,004
780	Farmers Insurance Exchange – 144A*	8.625		05/01/24	938,346
					1,143,350
	Media Conglomerates (0.2%)
75	News America Inc.	7.125		04/08/28	80,015
390	Viacom, Inc.	6.875		04/30/36	393,948
					473,963
	Medical Specialties (0.1%)
250	Fisher Scientific International, Inc.	6.125		07/01/15	249,375
	Medical/Nursing Services (0.5%)
1,020	Fresenius Medical Care Capital Trust	7.875		06/15/11	1,055,700
150	Fresenius Medical Care Capital Trust II	7.875		02/01/08	153,000
					1,208,700
	Metal Fabrications (0.4%)
335	General Cable Corp.	9.50		11/15/10	358,450
610	Hexcel Corp.	6.75		02/01/15	594,750
					953,200

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Miscellaneous Commercial Services (0.4%)
$100	Iron Mountain Inc.	7.75%		01/15/15	$102,000
815	Iron Mountain Inc.	8.625		04/01/13	843,525
					945,525
	Miscellaneous Manufacturing (0.4%)
1,160	Propex Fabrics Inc.	10.00		12/01/12	1,049,800
	Motor Vehicles (0.8%)
255	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	307,291
1,860	General Motors Corp.	8.375		07/15/33	1,664,700
					1,971,991
	Movies/Entertainment (0.7%)
1,625	AMC Entertainment Inc.	9.655	***	08/15/10	1,685,938
	Oil & Gas Pipelines (0.7%)
400	Colorado Interstate Gas Co.	6.80		11/15/15	408,506
670	El Paso Production Holdings	7.75		06/01/13	690,100
480	Pacific Energy Partners/Finance	7.125		06/15/14	487,800
140	Southern Natural Gas	8.875		03/15/10	147,769
					1,734,175
	Oil & Gas Production (2.1%)
1,120	Chesapeake Energy Corp.	7.50		09/15/13	1,152,200
190	Chesapeake Energy Corp.	7.625		07/15/13	197,838
350	Hilcorp Energy/Finance – 144A*	7.75		11/01/15	341,250
423	Hilcorp Energy/Finance – 144A*	10.50		09/01/10	455,783
1,050	Husky Oil Ltd.	8.90		08/15/28	1,110,560
162	Magnum Hunter Resources, Inc.	9.60		03/15/12	171,315
1,635	Pogo Producing Co.	6.875		10/01/17	1,565,513
					4,994,459
	Oilfield Services/Equipment (0.5%)
140	Hanover Compressor Co.	8.625		12/15/10	146,300
190	Hanover Compressor Co.	9.00		06/01/14	203,300
97	Hanover Equipment Trust 2001 A (Series A)	8.50	***	09/01/08	98,698
675	Hanover Equipment Trust 2001 B (Series B)	8.75	***	09/01/11	705,375
					1,153,673

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Pharmaceuticals: Major (0.4%)
$565	VWR International Inc.	6.875%		04/15/12	$569,944
287	Warner Chilcott Corp. – 144A*	8.75	***	02/01/15	297,762
					867,706
	Publishing: Books/Magazines (0.8%)
374	Dex Media East/Finance	12.125		11/15/12	417,945
543	Dex Media West/Finance	9.875		08/15/13	592,549
275	Houghton Mifflin Co.	8.25		02/01/11	284,625
500	Houghton Mifflin Co.	9.875		02/01/13	538,125
					1,833,244
	Pulp & Paper (0.1%)
205	P.H. Glatfelter – 144A*	7.125		05/01/16	205,424
	Railroads (0.3%)
305	Norfolk Southern Corp.	7.35		05/15/07	308,097
155	Union Pacific Corp.	6.625		02/01/08	157,228
160	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	161,702
					627,027
	Real Estate Investment Trusts (1.1%)
1,150	Host Marriott LP	7.00		08/15/12	1,167,250
1,500	Host Marriott LP	7.125		11/01/13	1,524,375
					2,691,625
	Restaurants (0.0%)
55	Tricon Global Restaurants, Inc.	8.875		04/15/11	62,271
	Specialty Stores (1.7%)
1,795	Linens’ n Things, Inc. – 144A* (k)	10.999	***	01/15/14	1,768,075
2,185	Sonic Automotive, Inc.	8.625		08/15/13	2,234,163
					4,002,238
	Specialty Telecommunications (0.8%)
400	American Tower Corp.	7.125		10/15/12	410,000
470	American Tower Corp.	7.50		05/01/12	484,100
118	Panamsat Corp.	9.00		08/15/14	123,900
660	Qwest Communications International	8.905	***	02/15/09	674,025
145	U.S. West Communications Corp. (k)	5.625		11/15/08	145,181
					1,837,206

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Steel (0.4%)
$900	Amsted Industries Inc. – 144A*	10.25%	10/15/11	$972,000
	Telecommunications (0.0%)
657	Exodus Communications, Inc. (a) (c) (i)	11.625	07/15/10	0
4,679	Rhythms Netconnections, Inc. (a) (c) (i)	12.75	04/15/09	0
				0
	Tobacco (0.4%)
475	Reynolds American Inc. – 144A*	7.25	06/01/13	496,548
580	RJ Reynolds Tobacco Holdings – 144A*	6.50	07/15/10	591,332
				1,087,880
	Trucks/Construction/Farm Machinery (0.3%)
621	Manitowoc Inc. (The)	10.50	08/01/12	673,785
	Wholesale Distributors (0.2%)
280	Buhrmann US, Inc.	8.25	07/01/14	275,800
175	Nebraska Book Company, Inc.	8.625	03/15/12	165,375
				441,175
	Wireless Telecommunications (0.3%)
575	Ubiquitel Operating Co.	9.875	03/01/11	625,313
	Total Corporate Bonds (Cost $106,514,247)			89,532,451
	U.S. Government Agencies Mortgage-Backed Securities (16.3%)
	Federal Home Loan Mortgage Corp. (2.6%)
29		6.50	02/01/29–09/01/33	29,609
4,342		7.50	07/01/17–05/01/33	4,521,622
754		8.00	09/01/24–08/01/32	793,688
551		8.50	11/01/15–07/01/31	591,614
276		9.00	06/01/30–01/01/31	299,484
1		9.50	07/01/20	1,139
				6,237,156

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Assoc. (13.1%)
$1		6.00%	04/01/13	$1,511
2,136		6.00	12/01/18–01/01/19	2,171,327
3,231		6.50	05/01/28–11/01/33	3,311,984
67		7.00	08/01/08–01/01/09	67,627
7,713		7.00	10/01/25–05/01/35	7,964,133
650		7.00	**	668,485
9,505		7.50	02/01/22–08/01/34	9,904,249
1,822		8.00	06/01/22–08/01/31	1,925,616
4,894		8.50	02/01/09–10/01/32	5,254,789
70		9.00	09/01/21–09/01/30	76,832
				31,346,553

	Government National Mortgage Assoc. (0.6%)
969		7.50	05/15/17–11/15/26	1,012,052
398		8.00	01/15/22–05/15/30	421,805
105		8.50	08/15/22–12/15/24	113,231
				1,547,088
	Government National Mortgage Assoc. II (0.0%)
103		7.50	07/20/25	107,171
	Total U.S. Government Agencies Mortgage-Backed Securities (Cost $39,827,572)			39,237,968
	U.S. Government Obligations (2.5%)
	U.S. Treasury Bond
1,700		8.125	08/15/19	2,246,392
600	(k)	8.125	08/15/21	809,906

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,225		7.625%		02/15/25	$2,978,895
	Total U.S. Government Obligations (Cost $5,916,369)				6,035,193
	Collateralized Mortgage Obligations (13.7%)
	U.S. Government Agencies (4.3%)
	Fannie Mae (1.8%)
2,889		5.67	***	03/25/17	2,897,496
33		5.77	***	08/25/30	33,498
1,402		6.54	***	12/25/23	1,444,522
					4,375,516
	Freddie Mac (2.2%)
17		5.72	***	06/15/29	17,440
2,516		5.82	***	08/15/28	2,525,776
1,141		5.82	***	07/15/31	1,151,842
1,308		5.975	***	06/15/23	1,327,258
323		6.00		07/15/30	322,979
					5,345,295
	Federal National Mortgage Assoc. (0.3%)
491	IO	6.00		01/01/20	67,016
613	IO	6.00		01/01/20	83,732
215	IO	6.50		03/01/20	29,335
244	IO	7.00		11/01/19	32,834
1,481	IO	7.00		12/01/34	248,479
762	IO	7.50		03/01/35	145,501
237	IO	8.00		03/01/35	40,374
					647,271
	Total U.S. Government Agencies				10,368,082
	Private Issues (9.4%)
11,673	Bear Stearns Structured Products Ser 2006-16 4C IO 144A*	0.00		03/27/36	198,796
16,538	Bear Stearns Structured Products Ser 2006-17 4C IO 144A*	0.00		05/27/36	328,169
1,600	Bear Stearns Structured Products	5.32		12/25/36	1,600,000
50	Bear Stearns Structured Products Ser 2006-16 4A3 144A*	6.50		03/27/36	46,000
242	Bear Stearns Structured Products Ser 2006-16 4A1 A2 A4 144A*	6.50		03/27/36	234,902
425	Bear Stearns Structured Products Ser 2006-17 4A1 4A2 4A4 144A*	6.50		05/27/36	413,406
7,845	Countrywide Alternative Loan Trust 2005-81 X1 IO	1.17	***	02/25/37	430,248
30,022	Countrywide Alternative Loan Trust Ser 2005-41 IX	0.08		09/25/35	666,101

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$7,637	Countrywide Alternative Loan Trust 2006-OA1 2X IO	1.67	***%	03/20/46	$380,673
22,973	Countrywide Alternative Loan Trust Ser 2006-OA17 1XP	1.10		12/20/46	1,214,586
10,993	Countrywide Alternative Loan Trust 2005-58 R A IO 144A*	1.227	***	12/20/35	569,722
12,298	Countrywide Alternative Loan Trust 2005-59 R A IO 144A*	1.232	***	12/20/35	389,335
4,220	Greenpoint Mortgage Funding Trust 2005-AR3 X1 IO	1.46	***	08/25/45	133,201
6,627	Greenpoint Mortgage Funding Trust 2005-AR4 X4 IO	1.36	***	10/25/45	208,134
1,693	Greenpoint Mortgage Funding Trust 2006-AR2 3A2	5.64	***	03/25/36	1,695,267
4,688	GS Mortgage Securities Corp 2006-OA1R A IO	2.54	***	08/25/35	188,980
1,700	Harborview Mortgage Loan Trust	5.50		10/25/45	1,700,133
10,611	Harborview Mortgage Loan Trust 2005-2 X IO	1.113	***	05/19/35	256,985
6,159	Harborview Mortgage Loan Trust 2005-3 X2 IO	0.808	***	06/19/35	139,544
7,693	Harborview Mortgage Loan Trust 2006-1 X1 IO	1.446	***	03/19/37	363,016
3	Harborview Mortgage Loan Trust 2006-1 PO1 PO	0.00		03/19/37	2,424
7,126	Indymac Index Mortgage Loan Trust 2005-AR12 AX2 IO	0.52	***	07/25/35	231,594
1,628	Indymac Index Mortgage Loan Trust 2005-AR4 2A1A	5.60		03/25/35	1,635,013
1,227	Luminent Mortgage Trust 2006-1 A1	5.56	***	04/25/36	1,230,358
613	Residential Accredit Loans Inc. 2006-QO1 1A1	5.58	***	02/25/46	613,455
690	Residential Accredit Loans Inc. 2006-QO1 2A1	5.59	***	02/25/46	689,957
1,700	Structured Asset Mortgage Investment Inc. 2006 AR8 A1A	5.52	***	10/25/36	1,700,265
1,481	Structured Asset Mortgage Investment Inc. 2006 AR2 A2	5.63	***	02/25/36	1,486,811
1,081	Structured Asset Mortgage Investment Inc. 2006 AR3 3A1	5.51	***	02/25/36	1,083,496
975	Washington Mutual 2005 AR15 A1B1	5.57	***	11/25/45	980,538
825	Washington Mutual 2005 AR17 A1B1	5.57	***	12/25/45	826,944
850	Washington Mutual 2005-AR19 A1B1	5.57	***	12/25/45	851,420
	Total Private Issues				22,489,473
	Total Collateralized Mortgage Obligations (Cost $33,212,311)				32,857,555
	Total United States (Cost $185,470,499)				167,663,167
	Total Government & Corporate Bonds (Cost $243,177,405)				229,626,030
	Convertible Bond (0.2%)
	Canada
	Telecommunication Equipment
475	Nortel Networks Corp. (Cost $463,945)	4.25		09/01/08	458,375

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. + (e) (i)	$0
	Electric Utilities (0.0%)
102	PNM Resources Inc.	2,872
1	SW Acquisition LP (0.03% Ownership interest acquired 09/25/05) (e) (i) (j)	10
		2,882
	Food: Specialty/Candy (e) (i) (0.0%)
445	SFFB New Holdings Inc. (d)	0
2,423	SFAC New Holdings Inc. ++ (d)	0
198,750	Specialty Foods Acquisition Corp. – 144A*	0
		0
	Restaurants (e) (i) (0.0%)
3,387	American Restaurant Group Holdings, Inc. (d)	27,096
6,000	American Restaurant Group Holdings, Inc. – 144A*	0
37,319	American Restaurant Group Holdings, Inc. (d)	0
4,383	American Restaurant Group Holdings, Inc. (d)	0
95,844	Catalina Restaurant Group (d)	958
		28,054
	Specialty Telecommunications (d) (e) (0.0%)
12,687	Birch Telecom Inc. # (i)	127
133,935	PFB Telecom NV (Series B) (i)	0
665	XO Holdings, Inc.	2,594
		2,721
	Telecommunications (0.0%)
2,702	Viatel Holdings Bermuda Ltd. (d) (e)	7
	Textiles (0.0%)
298	U.S. Leather, Inc. (d) (e) (i)	0
	Wireless Telecommunications (d) (0.0%)
677	USA Mobility, Inc.	17,182
43,277	Vast Solutions, Inc. (Class B1) (e) (i)	0
43,277	Vast Solutions, Inc. (Class B2) (e) (i)	0
43,277	Vast Solutions, Inc. (Class B3) (e) (i)	0
		17,182
	Total Common Stocks (Cost $42,576,604)	50,846

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (e) (0.0%)
	Casino/Gaming (i) (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A*	03/01/10	$0
3,250	Resort At Summerlin LP – 144A*	12/15/07	0
			0
	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. – 144A* (i)	08/15/08	0
	Specialty Telecommunications (d) (0.0%)
1,331	XO Holdings, Inc. (Series A)	01/16/10	825
997	XO Holdings, Inc. (Series B)	01/16/10	459
997	XO Holdings, Inc. (Series C)	01/16/10	199
			1,483
	Total Warrants (Cost $1,716)		1,483

NUMBER OF CONTRACTS
	Put Options Purchased (0.0%)
640	90 day Euro $ June/2007 @ $94.25	$28,000
134	90 day Euro $ June/2007 @ $94.50	16,750
250	90 day Euro $ June/2007 @ $94.75	71,875
	Total Put Options Purchased (Cost $321,162)	116,625

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (14.9%)
	United States
	U.S. Government Obligation (0.2%)
$450	U.S. Treasury Bill (b) (f) (Cost $445,483)	5.09%	01/11/07	$445,483

	Security Purchased from Securities Lending Collateral (9.7%)
23,317	The Bank of New York Institutional Cash Reserve Fund (Cost $23,317,442)			23,317,442
	Repurchase Agreements (5.0%)
11,281	Joint repurchase agreement account (dated 10/31/06; proceeds $11,282,659) (g) (Cost $11,281,000)	5.295	11/01/06	11,281,000
692	The Bank of New York (dated 10/31/06; proceeds $692,005) (l) (Cost $691,905)	5.188	11/01/06	691,905
	Total Repurchase Agreements (Cost $11,972,905)			11,972,905

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

		VALUE
Total Short-Term Investments (Cost $35,735,830)		$35,735,830
Total Investments (Cost $322,276,662) (h) (m)	110.6%	265,989,189
Liabilities in Excess of Other Assets	(10.6)	(25,620,608)
Net Assets	100.0%	$240,368,581

IO	Interest Only security.
PO	Principal Only security.
*	Resale is restricted to qualified institutional investors.
**	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
***	Floating rate security, rate shown is the rate in effect at October 31, 2006.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
+	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
++	Resale is restricted acquired (06/10/99) at a cost basis of $24.
+++	Currency index credit linked unsecured note.
++++	Capital appreciation bond.
#	Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basis of $6,277,972.
(a)	Issuer in bankruptcy.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $19,171.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)	Securities have been designated as collateral in amount equal to $128,937,281 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.
(i)	Securities with a total market value equal to $155,658 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(j)	Resale is restricted. No transaction activity during the year.
(k)	All or a portion of this security was on loan at October 31, 2006.
(l)	Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/36 valued at $705,743.
(m)	The aggregate cost for federal income tax purposes is $322,418,192. The aggregate gross unrealized appreciation is $5,497,109 and the aggregate gross unrealized depreciation is $61,926,112, resulting in net unrealized depreciation of $56,429,003.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2006 continued

Futures Contracts Open at October 31, 2006

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
202	Long	US Treasury Bond 20 Year December 2006	$22,756,563	$437,118
145	Short	US Treasury Note 5 Year December 2006	(15,306,563)	(84,360)
395	Short	US Treasury Note 2 Year December 2006	(80,740,473)	(208,674)
		Net Unrealized Appreciation		$144,084

Forward Foreign Currency Contracts Open at October 31, 2006

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
DKK	360,000	$ 61,507	11/21/06	$(187)
EUR	344,000	$ 435,470	01/29/07	(5,539)
JPY	116,000,000	$1,023,433	11/07/06	30,546
	$6,688,298	JPY 773,000,000	11/07/06	(71,903)
		Net Unrealized Depreciation		$(47,083)

Currency Abbreviations
ARS	Argentine Peso.
BRL	Brazilian Real.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.
ZAR	South African Rand.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2006
Assets:

Investments in securities, at value (cost $322,276,662) (Including $22,375,348 of securities loaned)	$265,989,189
Unrealized appreciation on open forward foreign currency contracts	30,546
Cash	554,665
Receivable for:
Interest	3,260,393
Investments sold	1,050,893
Shares of beneficial interest sold	96,249
Variation margin	15,874
Prepaid expenses and other assets	30,553
Total Assets	271,028,362
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	77,629
Collateral on securities loaned, at value	23,317,442
Payable for:
Investments purchased	6,275,795
Shares of beneficial interest redeemed	519,716
Distribution fee	110,225
Investment advisory fee	67,627
Administration fee	16,907
Transfer agent fee	14,893
Accrued expenses and other payables	259,547
Total Liabilities	30,659,781
Net Assets	$240,368,581
Composition of Net Assets:
Paid-in-capital	$561,597,569
Net unrealized depreciation	(56,193,389)
Accumulated undistributed net investment income	173,354
Accumulated net realized loss	(265,208,953)
Net Assets	$240,368,581
Class A Shares:
Net Assets	$116,819,458
Shares Outstanding (unlimited authorized, $.01 par value)	19,249,308
Net Asset Value Per Share	$6.07
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$6.34
Class B Shares:
Net Assets	$99,126,680
Shares Outstanding (unlimited authorized, $.01 par value)	16,309,494
Net Asset Value Per Share	$6.08
Class C Shares:
Net Assets	$12,965,352
Shares Outstanding (unlimited authorized, $.01 par value)	2,136,678
Net Asset Value Per Share	$6.07
Class D Shares:
Net Assets	$11,457,091
Shares Outstanding (unlimited authorized, $.01 par value)	1,880,317
Net Asset Value Per Share	$6.09

Statement of Operations

For the year ended October 31, 2006

Net Investment Income:
Income
Interest	$18,010,848
Dividends	62,955
Income from securities loaned – net	4,240
Total Income	18,078,043
Expenses
Distribution fee (Class A shares)	291,686
Distribution fee (Class B shares)	1,013,958
Distribution fee (Class C shares)	117,975
Investment advisory fee	844,156
Transfer agent fees and expenses	402,121
Administration fee	211,039
Professional fees	208,788
Shareholder reports and notices	105,002
Custodian fees	99,768
Registration fees	53,938
Trustees’ fees and expenses	13,611
Other	63,719
Total Expenses	3,425,761
Less: expense offset	(1,224)
Net Expenses	3,424,537
Net Investment Income	14,653,506
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(6,703,512)
Futures contracts	333,120
Options written	35,540
Foreign exchange transactions	(901,379)
Net Realized Loss	(7,236,231)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	9,908,945
Futures contracts	98,714
Options contracts	(204,537)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(49,418)
Net Appreciation	9,753,704
Net Gain	2,517,473
Net Increase	$17,170,979

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$14,653,506	$16,233,603
Net realized gain (loss)	(7,236,231)	223,316
Net change in unrealized appreciation/depreciation	9,753,704	(4,811,087)
Net Increase	17,170,979	11,645,832
Dividends to Shareholders from Net Investment Income:
Class A shares	(9,473,717)	(4,863,664)
Class B shares	(9,224,984)	(15,869,291)
Class C shares	(1,051,939)	(1,117,506)
Class D shares	(1,051,034)	(1,180,903)
Total Dividends	(20,801,674)	(23,031,364)
Net decrease from transactions in shares of beneficial interest	(51,951,867)	(55,935,586)
Net Decrease	(55,582,562)	(67,321,118)
Net Assets:
Beginning of period	295,951,143	363,272,261
End of Period (Including accumulated undistributed net investment income of $173,354 and $5,507,947, respectively)	$240,368,581	$295,951,143

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2006

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only, to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2006 continued

valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2006 continued

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Option Transactions — When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium.

When the Fund writes a call option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

H.   Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2006 continued

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2006 are $22,375,348 and $23,317,442, respectively. The Fund has the right under the lending agreement to recover the securities from borrower on demand.

I.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

J.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

K.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C – up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2006 continued

the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,551,067 at October 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class C shares of 0, $245,691 and $5,305, respectively and received $42,744 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2006 aggregated $168,814,222 and $227,682,806, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $93,101,143 and $125,072,640, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2006, included in Trustees’ fees and expenses in the Statement of Operations amounted to $9,953. At October 31, 2006, the Fund had an accrued pension liability of $92,388 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2006 continued

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage its’ foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options and interest rate futures to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities (‘‘derivative instruments’’).

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2006 continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2006		FOR THE YEAR ENDED OCTOBER 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	608,662	$3,671,371	781,555	$4,886,857
Conversion from Class B	3,496,038	21,060,941	17,032,637	105,490,503
Reinvestment of dividends	794,009	4,777,426	362,520	2,261,097
Redeemed	(5,393,152)	(32,537,899)	(3,524,528)	(22,078,945)
Net increase (decrease) – Class A	(494,443)	(3,028,161)	14,652,184	90,559,512
CLASS B SHARES
Sold	1,432,089	8,645,329	2,955,243	18,621,223
Conversion to Class A	(3,490,689)	(21,060,941)	(17,005,978)	(105,490,503)
Reinvestment of dividends	601,154	3,624,587	1,089,852	6,860,546
Redeemed	(5,942,445)	(35,945,558)	(9,916,254)	(62,409,197)
Net decrease – Class B	(7,399,891)	(44,736,583)	(22,877,137)	(142,417,931)
CLASS C SHARES
Sold	182,077	1,100,719	482,727	3,034,476
Reinvestment of dividends	98,385	591,948	98,098	615,330
Redeemed	(662,985)	(4,000,670)	(751,514)	(4,699,871)
Net decrease – Class C	(382,523)	(2,308,003)	(170,689)	(1,050,065)
CLASS D SHARES
Sold	227,917	1,383,985	154,614	978,526
Reinvestment of dividends	134,237	810,684	143,197	901,427
Redeemed	(673,456)	(4,073,789)	(777,977)	(4,907,055)
Net decrease – Class D	(311,302)	(1,879,120)	(480,166)	(3,027,102)
Net decrease in Fund	(8,588,159)	$(51,951,867)	(8,875,808)	$(55,935,586)

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2006 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
Ordinary income	$20,801,674	$23,031,364

As of October 31, 2006, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$446,964
Undistributed long-term gains	—
Net accumulated earnings	446,964
Capital loss carryforward*	(265,208,649)
Temporary differences	(239,734)
Net unrealized depreciation	(56,227,569)
Total accumulated losses	$(321,228,988)

*   As of October 31, 2006, the Fund had a net capital loss carryforward of $265,208,649 of which $9,328,034 will expire on October 31, 2007, $20,299,557 will expire on October 31, 2008, $39,097,864 will expire on October 31, 2009, $58,593,426 will expire on October 31, 2010, $96,230,817 will expire on October 31, 2011, $23,122,351 will expire on October 31, 2012, $10,246,820 will expire on October 31, 2013 and $8,289,780 will expire on October 31, 2014 to offset future capital gains to the extent provided by regulations.

As of October 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default and capital loss deferrals on straddles and permanent book/tax differences primarily attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund, foreign currency losses and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $7,532,322, accumulated net realized loss was credited $6,718,747 and accumulated undistributed net investment income was credited $813,575.

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint,

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2006 continued

filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs’ Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants’ motion to dismiss and denying plaintiffs’ motion for supplemental pleading has expired. This case is now concluded.

10.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund’s financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.14	$6.36	$6.38	$5.95	$6.10
Income (loss) from investment operations:
Net investment income‡	0.35	0.31	0.30	0.23	0.42
Net realized and unrealized gain (loss)	0.07	(0.07)	0.23	0.56	(0.18)
Total income from investment operations	0.42	0.24	0.53	0.79	0.24
Less dividends and distributions from:
Net investment income	(0.49)	(0.46)	(0.55)	(0.36)	(0.38)
Paid-in-capital	—	—	—	—	(0.01)
Total dividends and distributions	(0.49)	(0.46)	(0.55)	(0.36)	(0.39)
Net asset value, end of period	$6.07	$6.14	$6.36	$6.38	$5.95
Total Return†	7.16%	3.91%	8.64%	13.65%	4.25%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.01%	0.95%	0.84%	0.84%	0.81%
Net investment income	5.84%	5.32%	4.76%	3.71%	7.13%
Supplemental Data:
Net assets, end of period, in thousands	$116,819	$121,217	$32,383	$32,166	$29,701
Portfolio turnover rate	67%	137%	282%	309%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.15	$6.37	$6.39	$5.96	$6.10
Income (loss) from investment operations:
Net investment income‡	0.32	0.30	0.26	0.19	0.38
Net realized and unrealized gain (loss)	0.06	(0.10)	0.22	0.56	(0.17)
Total income from investment operations	0.38	0.20	0.48	0.75	0.21
Less dividends and distributions from:
Net investment income	(0.45)	(0.42)	(0.50)	(0.32)	(0.34)
Paid-in-capital	—	—	—	—	(0.01)
Total dividends and distributions	(0.45)	(0.42)	(0.50)	(0.32)	(0.35)
Net asset value, end of period	$6.08	$6.15	$6.37	$6.39	$5.96
Total Return†	6.51%	3.22%	7.91%	12.89%	3.73%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.61%	1.57%	1.51%	1.50%	1.47%
Net investment income	5.24%	4.70%	4.09%	3.06%	6.47%
Supplemental Data:
Net assets, end of period, in thousands	$99,127	$145,764	$296,729	$349,392	$355,329
Portfolio turnover rate	67%	137%	282%	309%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.14	$6.36	$6.38	$5.95	$6.09
Income (loss) from investment operations:
Net investment income‡	0.32	0.29	0.26	0.19	0.38
Net realized and unrealized gain (loss)	0.06	(0.09)	0.22	0.56	(0.17)
Total income from investment operations	0.38	0.20	0.48	0.75	0.21
Less dividends and distributions from:
Net investment income	(0.45)	(0.42)	(0.50)	(0.32)	(0.34)
Paid-in-capital	—	—	—	—	(0.01)
Total dividends and distributions	(0.45)	(0.42)	(0.50)	(0.32)	(0.35)
Net asset value, end of period	$6.07	$6.14	$6.36	$6.38	$5.95
Total Return†	6.52%	3.22%	7.93%	12.92%	3.74%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.61%	1.57%	1.51%	1.50%	1.47%
Net investment income	5.24%	4.70%	4.09%	3.06%	6.47%
Supplemental Data:
Net assets, end of period, in thousands	$12,965	$15,464	$17,106	$16,293	$12,524
Portfolio turnover rate	67%	137%	282%	309%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.16	$6.38	$6.40	$5.97	$6.11
Income (loss) from investment operations:
Net investment income‡	0.37	0.35	0.31	0.24	0.41
Net realized and unrealized gain (loss)	0.06	(0.09)	0.23	0.56	(0.15)
Total income from investment operations	0.43	0.26	0.54	0.80	0.26
Less dividends and distributions from:
Net investment income	(0.50)	(0.48)	(0.56)	(0.37)	(0.39)
Paid-in-capital	—	—	—	—	(0.01)
Total dividends and distributions	(0.50)	(0.48)	(0.56)	(0.37)	(0.40)
Net asset value, end of period	$6.09	$6.16	$6.38	$6.40	$5.97
Total Return†	7.40%	4.09%	8.81%	13.82%	4.61%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.76%	0.72%	0.66%	0.65%	0.62%
Net investment income	6.09%	5.55%	4.94%	3.91%	7.32%
Supplemental Data:
Net assets, end of period, in thousands	$11,457	$13,506	$17,054	$20,743	$15,474
Portfolio turnover rate	67%	137%	282%	309%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Flexible Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Flexible Income Trust (the ‘‘Fund’’), including the portfolio of investments, as of October 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Flexible Income Trust as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 21, 2006

Morgan Stanley Flexible Income Trust

Results of Special Shareholder Meeting  (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

1.   Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	24,100,464	801,458	0	0
Kathleen A. Dennis	24,092,385	809,537	0	0
James F. Higgins	24,102,886	799,036	0	0
Joseph J. Kearns	24,108,454	793,468	0	0
Michael F. Klein	24,110,177	791,745	0	0
W. Allen Reed	24,090,087	811,835	0	0
Fergus Reid	24,084,297	817,625	0	0

2.   Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund’s ability to pledge assets	21,353,312	810,582	847,558	1,890,470
Elimination of the fundamental policy restricting purchases of securities on margin	21,286,340	841,820	883,292	1,890,470
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	21,424,943	768,346	818,163	1,890,470
Elimination of the fundamental policy regarding investments in warrants	21,364,728	851,212	795,512	1,890,470
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Directors or Officers have an interest	21,349,690	894,890	766,872	1,890,470
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	21,408,555	823,840	779,057	1,890,470
Elimination of the fundamental policy regarding investments in unseasoned companies	21,344,208	828,342	838,902	1,890,470
Elimination of the fundamental policy regarding mortgage backed securities	21,513,595	685,016	812,841	1,890,470

Morgan Stanley Flexible Income Trust

Results of Special Shareholder Meeting  (unaudited) continued

3.   Modify certain fundamental investment restrictions for:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	21,453,312	753,994	804,146	1,890,470
Modify fundamental policy regarding borrowing money	21,326,325	903,665	781,462	1,890,470
Modify fundamental policy regarding loans	21,356,870	851,428	803,154	1,890,470
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	21,374,662	825,218	811,572	1,890,470
Modify fundamental policy regarding issuance of senior securities.	21,495,231	713,608	802,613	1,890,470

4.   Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	21,362,088	817,817	831,547	1,890,470
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	21,427,264	779,988	804,200	1,890,470

*    Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006) formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	163	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	163	None.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Edwin J. Garn (74) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); Member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (lobbying and consulting firm) (2000-2004); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	173	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	173	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael F. Klein (47) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairman of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds; formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	163	Director of certain investment funds managed or sponsored by Aetos Capital LLC.
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Board since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Board of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds. President and CEO of General Motors Asset Management; formerly Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	163	Director of GMAC (financial services), GMAC Insurance Holdings and Temple-Inland Industries (Packaging, Banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of October 31, 2006.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust’s Annual CEO Certification certifying as to compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on November 14, 2006.

The Trust’s Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act 2002 were filed with the Trust’s N-CSR and are available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

2006 Federal Tax Notice (unaudited)

Of the Fund’s ordinary dividends paid during the fiscal year ended October 31, 2006, 2.61% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

RA06-01116P-Y 10/06 DINRPT-ANR	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Annual Report October 31, 2006

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

                                       2

           2006
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $  54,800             N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $     531 (2)         $ 5,217,590 (2)
                        TAX FEES................            $   5,480 (3)         $ 1,472,895 (4)
                        ALL OTHER FEES..........            $       -             $         -
              TOTAL NON-AUDIT FEES..............            $   6,011             $ 6,690,485

              TOTAL.............................            $  60,811             $ 6,690,485

           2005
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 53,257              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    540 (2)          $ 3,215,745 (2)
                        TAX FEES................            $  5,633 (3)          $    24,000 (4)
                        ALL OTHER FEES..........            $      -              $         -
              TOTAL NON-AUDIT FEES..............            $  6,173              $ 3,239,745

              TOTAL.............................            $ 59,430              $ 3,239,745

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

             (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.

              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------
(1)      This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
         and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

  2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

  6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.   PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

  9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank
Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that
occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2006

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

o                 honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

o                 full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o    compliance with applicable laws and governmental rules and regulations;

         o    prompt internal reporting of violations of the Code to an
              appropriate person or persons identified in the Code; and

         o    accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
              Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

                                       13

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

-------------------
2  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

              policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     ---------------------

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                               SEPTEMBER 30, 2006

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.       Active Assets Government Securities Trust ("AA Government")
2.       Active Assets Institutional Government Securities Trust ("AA
         Institutional Government")
3.       Active Assets Institutional Money Trust ("AA Institutional Money")
4.       Active Assets Money Trust ("AA Money") 5. Morgan Stanley Liquid Asset
         Fund Inc. ("Liquid Asset") 6. Morgan Stanley U.S. Government Money
         Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.       Active Assets California Tax-Free Trust ("AA California")
8.       Active Assets Tax-Free Trust ("AA Tax-Free")
9.       Morgan Stanley California Tax-Free Daily Income Trust ("California
         Tax-Free Daily")
10.      Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.      Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12.      Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13.      Morgan Stanley Allocator Fund ("Allocator Fund")+
14.      Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
15.      Morgan Stanley Developing Growth Securities Trust ("Developing
         Growth")+
16.      Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
17.      Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P
         500")+
18.      Morgan Stanley European Equity Fund Inc. ("European Equity")+
19.      Morgan Stanley Financial Services Trust ("Financial Services")+
20.      Morgan Stanley Focus Growth Fund ("Focus Growth")+
21.      Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
22.      Morgan Stanley Global Advantage Fund ("Global Advantage")+
23.      Morgan Stanley Global Dividend Growth Securities ("Global Dividend
         Growth")+
24.      Morgan Stanley Global Utilities Fund ("Global Utilities")+

                                       17

25.      Morgan Stanley Growth Fund ("Growth Fund")+
26.      Morgan Stanley Health Sciences Trust ("Health Sciences")+
27.      Morgan Stanley Institutional Strategies Fund ("Institutional
         Strategies")+
28.      Morgan Stanley International Fund ("International Fund")+
29.      Morgan Stanley International SmallCap Fund ("International SmallCap")+
30.      Morgan Stanley International Value Equity Fund ("International Value")+
31.      Morgan Stanley Japan Fund ("Japan Fund")+
32.      Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
33.      Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
34.      Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
35.      Morgan Stanley Natural Resource Development Securities Inc. ("Natural
         Resource")+
36.      Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
37.      Morgan Stanley Real Estate Fund ("Real Estate")+
38.      Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
39.      Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
40.      Morgan Stanley Special Growth Fund ("Special Growth")+
41.      Morgan Stanley Special Value Fund ("Special Value")+
42.      Morgan Stanley Technology Fund ("Technology")+
43.      Morgan Stanley Total Market Index Fund ("Total Market Index")+
44.      Morgan Stanley Total Return Trust ("Total Return")+
45.      Morgan Stanley Utilities Fund ("Utilities Fund")+
46.      Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

47.      Morgan Stanley Balanced Fund ("Balanced")+

     ASSET ALLOCATION FUND
     ---------------------

48.      Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

49.      Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
50.      Morgan Stanley Flexible Income Trust ("Flexible Income")+
51.      Morgan Stanley Income Trust ("Income Trust")+
52.      Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
53.      Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
54.      Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
         Treasury")
55.      Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
56.      Morgan Stanley U.S. Government Securities Trust ("Government
         Securities")+

                                       18

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

57.      Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
58.      Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
59.      Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
60.      Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

     SPECIAL PURPOSE FUNDS
     ---------------------

61.      Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

              o    Balanced Growth Portfolio
              o    Capital Opportunities Portfolio
              o    Developing Growth Portfolio
              o    Dividend Growth Portfolio
              o    Equally-Weighted S&P 500 Portfolio
              o    Flexible Income Portfolio
              o    Focus Growth Portfolio
              o    Global Equity Portfolio
              o    Growth Portfolio
              o    Money Market Portfolio
              o    Utilities Portfolio

62.      Morgan Stanley Variable Investment Series ("Variable Investment")
              o    Aggressive Equity Portfolio
              o    Dividend Growth Portfoli
              o    Equity Portfolio
              o    European Equity Portfolio
              o    Global Advantage Portfolio
              o    Global Dividend Growth Portfolio
              o    High Yield Portfolio
              o    Income Builder Portfolio
              o    Limited Duration Portfolio
              o    Money Market Portfolio
              o    Income Plus Portfolio
              o    S&P 500 Index Portfolio
              o    Strategist Portfolio
              o    Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------
63.      Morgan Stanley Government Income Trust ("Government Income")
64.      Morgan Stanley Income Securities Inc. ("Income Securities")
65.      Morgan Stanley Prime Income Trust ("Prime Income")

                                       19

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------
66.      Morgan Stanley California Insured Municipal Income Trust ("California
         Insured Municipal")
67.      Morgan Stanley California Quality Municipal Securities ("California
         Quality Municipal")
68.      Morgan Stanley Insured California Municipal Securities ("Insured
         California Securities")
69.      Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
70.      Morgan Stanley Insured Municipal Income Trust ("Insured Municipal
         Income")
71.      Morgan Stanley Insured Municipal Securities ("Insured Municipal
         Securities")
72.      Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
73.      Morgan Stanley Municipal Income Opportunities Trust ("Municipal
         Opportunities")
74.      Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
         Opportunities II")
75.      Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
         Opportunities III")
76.      Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
77.      Morgan Stanley New York Quality Municipal Securities ("New York Quality
         Municipal")
78.      Morgan Stanley Quality Municipal Income Trust ("Quality Municipal
         Income")
79.      Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
         Investment")
80.      Morgan Stanley Quality Municipal Securities ("Quality Municipal
         Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.       Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

         Active Portfolios:

              o    Active International Allocation Portfolio
              o    Emerging Markets Portfoli
              o    Emerging Markets Debt Portfolio
              o    Focus Equity Portfolio
              o    Global Franchise Portfolio
              o    Global Real Estate Portfolio
              o    Global Value Equity Portfolio
              o    International Equity Portfolio
              o    International Growth Equity Portfolio
              o    International Magnum Portfolio
              o    International Real Estate Portfolio
              o    International Small Cap Portfolio

                                       20

              o    Large Cap Relative Value Portfolio
              o    Money Market Portfolio
              o    Municipal Money Market Portfolio
              o    Small Company Growth Portfolio
              o    Systematic Active large Cap Core Portfolio
              o    Systematic Active Small Cap Core Portfolio
              o    Systematic Active Small Cap Growth Portfolio
              o    Systematic Active Small Cap Value Portfolio
              o    U.S. Large Cap Growth Portfolio
              o    U.S. Real Estate Portfolio

         Inactive Portfolios*:

              o    China Growth Portfolio
              o    Gold Portfolio
              o    Large Cap Relative Value Portfolio
              o    MicroCap Portfolio
              o    Mortgage-Backed Securities Portfolio
              o    Municipal Bond Portfolio
              o    U.S. Equity Plus Portfolio

2. Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

         Active Portfolios:

              o    Advisory Portfolio
              o    Advisory Foreign Fixed Income II Portfolio
              o    Advisory Foreign Fixed Income Portfolio
              o    Balanced Portfolio
              o    Core Fixed Income Portfolio
              o    Core Plus Fixed Income Portfolio
              o    Equity Portfolio
              o    Equity Plus Portfolio
              o    High Yield Portfolio
              o    Intermediate Duration Portfolio
              o    International Fixed Income Portfolio
              o    Investment Grade Fixed Income Portfolio
              o    Limited Duration Portfolio
              o    Long Duration Fixed Income Portfolio
              o    Mid-Cap Growth Portfolio
              o    Municipal Portfolio

---------------
* Have not commenced or have ceased operations

                                       21

              o    U.S. Mid-Cap Value Portfolio
              o    U.S. Small-Cap Value Portfolio
              o    Value Portfolio

              Inactive Portfolios*:

              o    Balanced Plus Portfolio
              o    Growth Portfolio
              o    Investment Grade Credit Advisory Portfolio
              o    Mortgage Advisory Portfolio
              o    New York Municipal Portfolio
              o    Targeted Duration Portfolio
              o    Value II Portfolio

3. The Universal Institutional Funds, Inc. ("Universal Funds")

         Active Portfolios:

              o    Core Plus Fixed Income Portfolio
              o    Emerging Markets Debt Portfolio
              o    Emerging Markets Equity Portfolio
              o    Equity and Income Portfolio
              o    Equity Growth Portfolio
              o    Global Franchise Portfolio
              o    Global Real Estate Portfolio
              o    Global Value Equity Portfolio
              o    High Yield Portfolio
              o    International Growth Equity Portfolio
              o    International Magnum Portfolio
              o    Mid-Cap Growth Portfolio
              o    Small Company Growth Portfolio
              o    U.S. Mid-Cap Value Portfolio
              o    U.S. Real Estate Portfolio
              o    Value Portfolio

     Inactive Portfolios*:

              o    Balanced Portfolio
              o    Capital Preservation Portfolio
              o    Core Equity Portfolio
              o    International Fixed Income Portfolio
              o    Investment Grade Fixed Income Portfolio
              o    Latin American Portfolio
              o    Multi-Asset Class Portfolio
              o    Targeted Duration Portfolio

                                       22

4. Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

     Active Portfolios:

              o    Government Portfolio
              o    Money Market Portfolio
              o    Prime Portfolio
              o    Tax-Exempt Portfolio
              o    Treasury Portfolio

     Inactive Portfolios*:

              o    Government Securities Portfolio
              o    Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.       Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.       Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.       Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets
         Debt")
8.       Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.       Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global
         Opportunity")
10.      Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.      The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12       The Malaysia Fund, Inc. ("Malaysia Fund")
13.      The Thai Fund, Inc. ("Thai Fund")
14.      The Turkish Investment Fund, Inc. ("Turkish Investment")
15.      India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.      Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge
         Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1.       Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS

1.       Morgan Stanley Absolute Return Fund
2.       Morgan Stanley Institutional Fund of Hedge Funds II

-------------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: December 19, 2006
                                       /s/ Ronald E. Robison
                                       Ronald E. Robison
                                       Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: December 19, 2006
                                       /s/ Francis Smith
                                       Francis Smith
                                       Principal Financial  Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 19, 2006                  /s/ Ronald E. Robison
                                         ---------------------------
                                         Ronald E. Robison
                                         Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 19, 2006                /s/ Francis Smith
                                       ----------------------
                                       Francis Smith
                                       Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       31